Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 18,862,000	$ 69,510,000
Term deposits	101,503,000	58,563,000
Short-term investments	7,573,000	0
Accounts receivable, net of allowance of US$636 and US$1,095 as of December 31, 2011 and 2012, respectively	54,475,000	21,379,000
Inventory	429,000	0
Prepaid expenses and other current assets	17,014,000	6,806,000
Total current assets	199,856,000	156,258,000
Equity investment in associates	13,978,000	1,182,000
Property and equipment, net	2,434,000	1,078,000
Intangible assets, net	13,213,000	1,590,000
Goodwill	17,958,000	0
Other non-current assets	279,000	374,000
Total Assets	247,718,000	160,482,000
Current liabilities:
Accounts payable (including accounts payable of consolidated variable interest entities without recourse to Company of US$743 and US$6,019 as of December 31, 2011 and 2012 respectively)	7,399,000	1,014,000
Receipt in advance (including receipt in advance of consolidated variable interest entities without recourse to Company of US$0 and US$0 as of December 31, 2011 and 2012 respectively)	322,000	0
Deferred revenue (including deferred revenue of consolidated variable interest entities without recourse to Company of US$2,027 and US$3,737 as of December 31, 2011 and 2012 respectively)	12,234,000	7,090,000
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated variable interest entities without recourse to Company of US$1,274 and US$4,629 as of December 31, 2011 and 2012 respectively)	11,798,000	3,656,000
Tax payable (including tax payable of consolidated variable interest entities without recourse to Company of US$349 and US$576 as of December 31, 2011 and 2012 respectively)	533,000	368,000
Deferred tax liabilities, current (including deferred tax liability, current of consolidated variable interest entities without recourse to Company of US$103 and US$0 as of December 31, 2011 and 2012 respectively)	0	103,000
Total current liabilities	32,286,000	12,231,000
Noncurrent liabilities:
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of consolidated variable interest entities without recourse to Company of US$0 and US$1,910 as of December 31, 2011 and 2012 respectively)	1,910,000	0
Other non-current liabilities (including other non-current liabilities of consolidated variable interest entities without recourse to Company of US$0 and US$0 as of December 31, 2011 and 2012 respectively)	173,000	0
Total Liabilities	34,369,000	12,231,000
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	208,426,000	157,064,000
Statutory reserve	2,938,000	0
Treasury stock	(1,346,000)	0
Accumulated deficit	(5,251,000)	(11,743,000)
Accumulated other comprehensive income	3,231,000	2,841,000
Total NQ Mobile Inc.'s shareholders' equity	208,022,000	148,184,000
Non-controlling interest	5,327,000	67,000
Total shareholders' equity	213,349,000	148,251,000
Total Liabilities and Shareholders' Equity	247,718,000	160,482,000
Class A Common Shares [Member]
SHAREHOLDERS' EQUITY
Common shares	13,000	6,000
Class B Common Shares [Member]
SHAREHOLDERS' EQUITY
Common shares	$ 11,000	$ 16,000